Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred income taxes:
Federal	$ 8,606
State	580
Total deferred income taxes	9,186	$ 0
Total income tax expense	9,186
Current provision for income taxes	$ 0	$ 0